Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2014
2	Collection Period	11/1/2014	11/30/2014	30
3	Monthly Interest Period-Actual	11/17/2014	12/14/2014	28
4	Monthly Interest - Scheduled	11/15/2014	12/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	65,300,205.86	-	-	12,758,132.38	52,542,073.48	0.5008300
6	Class A-2a Notes	152,720,000.00	152,720,000.00	-	-	-	152,720,000.00	1.0000000
7	Class A-2b Notes	152,720,000.00	152,720,000.00	-	-	-	152,720,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	664,330,205.86	0.00	0.00	12,758,132.38	651,572,073.48
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	694,460,205.86	$0.00	$0.00	$12,758,132.38	681,702,073.48

	Overcollateralization
13	Exchange Note	83,702,679.54	80,452,007.77				79,411,315.32
14	Series 2014-A Notes	19,254,115.86	29,607,864.06				32,999,764.39

15	Total Overcollateralization	102,956,795.40	110,059,871.83				112,411,079.71
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.20000%	10,157.81	0.0968240	12,758,132.38	121.6102600	0.00
18	Class A-2a Notes		0.71000%	90,359.33	0.5916666	0.00	0.0000000	0.00
19	Class A-2b Notes	0.15470%	0.36470%	43,319.88	0.2836556	0.00	0.0000000	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			441,640.68	0.6273840	12,758,132.38	18.1238918	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			483,069.43	0.6580700	12,758,132.38	17.3799943	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	724,068,069.92	714,701,837.87

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	794,113,153.19
28	Aggregate Base Residual Value (Not Discounted)	585,024,722.56	575,664,048.42

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	21	70,611.10
30	Turn-in Ratio on Scheduled Terminations			9.52%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	37,633	804,520,077.69
32	Depreciation/Payments		(7,159,129.82)
33	Gross Credit Losses	(27)	(599,753.25)
34	Early Terminations — Regular	(4)	(93,503.54)
35	Scheduled Terminations — Returned	(4)	(64,874.63)
36	Payoff Units & Lease Reversals	(115)	(2,489,663.26)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	37,483	794,113,153.19

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

C.	SERVICING FEE

39	Servicing Fee Due	670,433.40

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(10,402.50)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	37,304	99.62%	790,110,008.15
46	31 - 60 Days Delinquent	124	0.33%	2,799,309.40
47	61 - 90 Days Delinquent	17	0.05%	366,758.63
48	91+ Days Delinquent	0	0.00%	-

49	Total	37,445	100.00%	793,276,076.18

50	Prepayment Speed (1 Month)				0.23%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	8	158,378.17
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(144,946.36)
53	Less: Excess Wear and Tear Received in Current Period		-
54	Less: Excess Mileage Received in Current Period		(709.74)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		12,722.07

56	Beginning Cumulative Net Residual Losses		8,408.17
57	Current Period Net Residual Losses		12,722.07

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		21,130.24

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	27	599,753.25
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(394,820.58)

62	Current Period Net Credit Losses/(Gains)		204,932.67

63	Beginning Cumulative Net Credit Losses		128,818.62
64	Current Period Net Credit Losses		204,932.67

65	Ending Cumulative Net Credit Losses		333,751.29

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.04%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

67	Lease Payments Received	10,617,871.43
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	70,621.10
69	Liquidation Proceeds, Recoveries & Expenses	394,745.81
70	Insurance Proceeds	74.77
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	75,035.00
72	Payoff Payments	2,786,135.53
73	All Other Payments Received	-

74	Collected Amounts	13,944,483.64

75	Investment Earnings on Collection Account	529.27

76	Total Collected Amounts, prior to Servicer Advances	13,945,012.91

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	13,945,012.91

DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	670,433.40
80	Interest on the Exchange Note - to the Trust Collection Account	995,593.60
81	Principal on the Exchange Note - to the Trust Collection Account	9,366,232.05
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	670,289.43
83	Remaining Funds Payable to Trust Collection Account	2,242,464.43

84	Total Distributions	13,945,012.91

G.	TRUST COLLECTION ACCOUNT

AVAILABLE FUNDS

85	Available Funds	13,274,579.51

86	Investment Earnings on Reserve Account	143.97

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	13,274,723.48

DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	33,521.67
90	Class A Noteholders' Interest Distributable Amount	441,640.68
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,428.75
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	12,758,132.38
96	Remaining Funds Payable to Certificateholder	-

97	Total Distributions	13,274,723.48